Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-39116
Entity Registrant Name	KATAPULT HOLDINGS, INC.
Entity Central Index Key	0001785424
Entity Tax Identification Number	84-2704291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	678
Local Phone Number	402-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KPLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false